LEASES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LEASES
Lessee, Operating Lease, Existence of Option to Extend	true
Lessee, Operating Lease, Existence of Option to Terminate	true
Operating lease cost	$ 34,300
Variable lease cost	400
Short-term lease cost	900
Sublease income	100
Rent expense related to operating leases		$ 11,700	$ 7,400
Cash paid for amounts included in the measurement of operating lease liabilities	12,700	10,800
Right-of-use assets obtained in exchange for new or acquired operating lease liabilities	39,800	57,900
Reduction in right-of-use assets and lease liabilities	28,300	2,900
Operating Lease, Right-of-Use Asset, Amortization Expense	$ 23,744	$ 11,940
Weighted average lease term	6 years 6 months	4 years 6 months
Weighted average discount rate	9.10%	7.20%
San Francisco Office [Member]
LEASES
Reduction in right-of-use assets and lease liabilities	$ 28,100
Operating Lease, Right-of-Use Asset, Amortization Expense	12,500
Early termination fees	$ 5,200
Remaining lease term	1 year
Maximum
LEASES
Lease agreement term (in years)	11 years